Expense Example - VIPFundsManager3040Portfolios-InvestorClassComboPRO - VIPFundsManager3040Portfolios-InvestorClassComboPRO - VIP FundsManager 40% Portfolio - VIP FundsManager 40% Portfolio - Investor Class
Apr. 07, 2023 USD ($)
Expense Example:
1 year	$ 66
3 years	$ 218